MetLife Stock Index Portfolio Investment Strategy - MetLife Stock Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The S&P 500 Index consists of the common stocks of 500 companies, most of which are listed on the New York Stock Exchange. MetLife Investment Management, LLC (“MIM” or “Subadviser”), subadviser to the Portfolio, manages the Portfolio by purchasing the common stocks of all the companies included in the S&P 500 Index. The S&P 500 Index includes stocks issued by 500 leading companies in leading industries of the U.S. economy. The vast majority of companies included in the S&P 500 Index have a large capitalization. Although the Portfolio seeks to track the performance of the S&P 500 Index, its performance usually will not exactly match that of the index because, among other things, the Portfolio incurs operating expenses. The S&P 500 Index is an unmanaged group of common stocks, and therefore does not incur these expenses. As of December 31, 2025, the market capitalizations of companies in the S&P 500 Index ranged from $5.5 billion to $4.5 trillion. The market capitalization limits will vary with market fluctuations. MIM, under normal circumstances, invests at least 80% of the Portfolio’s net assets in stocks included in a particular stock index. The Portfolio may also invest in real estate investment trusts. In seeking to track the performance of the S&P 500 Index, from time to time the Portfolio may focus its investments in one or more industries or sectors. The Portfolio intends to be diversified in approximately the same proportion as the S&P 500 Index is diversified. The Portfolio may become “non-diversified,” as defined in the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. Shareholder approval will not be sought if the Portfolio becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. MIM may rebalance the Portfolio due to, among other things, cash flows into and out of the Portfolio or changes in the S&P 500 Index.